SUPPLEMENT TO THE

SPARTAN® 500 INDEX FUND

A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2005

Effective July 21, 2005, Mr.Jonas serves as Senior Vice President. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 15.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Spartan 500 Index (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Co. (1998-2000). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

The following information supplements the information found in the "Trustees and Officers" section beginning on page 14.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Spartan 500 Index. Mr. Churchill also serves as Vice President of certain Equity funds (2005-present) and certain High Income Funds (2005-present). Previously, he served as Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

The following information has been removed from "Trustees and Officers" section on page 18.

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of Spartan 500 Index. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

The following information supplements the information found in the "Trustees and Officers" section beginning on page 14.

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan 500 Index. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan 500 Index. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

SMIB-05-04 August 29, 2005
1.717337.114

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Spartan 500 Index. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

The following information replaces the similar information found in the "Management Contract" section on page 27.

The following table provides information relating to other accounts managed by Mr. Adams as of April 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,126	$ 9,443	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Spartan 500 Index Fund ($12,026 (in millions) assets managed).

As of April 30, 2005, the dollar range of shares of Spartan 500 Index Fund beneficially owned by Mr. Adams was none.

The following table provides information relating to other accounts managed by Mr. Dugar as of April 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,126	$ 9,443	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Spartan 500 Index Fund ($12,026 (in millions) assets managed).

As of April 30, 2005, the dollar range of shares of Spartan 500 Index Fund beneficially owned by Mr. Dugar was none.

The following table provides information relating to other accounts managed by Mr. Simon as of April 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,126	$ 9,443	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Spartan 500 Index Fund ($12,026 (in millions) assets managed).

As of April 30, 2005, the dollar range of shares of Spartan 500 Index Fund beneficially owned by Mr. Simon was none.

The following table provides information relating to other accounts managed by Mr. Waddell as of April 30, 2005:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	1	9
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed (in millions)	$ 41,126	$ 9,443	$ 18
Assets Managed with Performance-Based Advisory Fees (in millions)	None	None	None

* Includes Spartan 500 Index Fund ($12,026 (in millions) assets managed).

As of April 30, 2005, the dollar range of shares of Spartan 500 Index Fund beneficially owned by Mr. Waddell was none.